Advances for Vessels and Drillships under Construction and Acquisitions	12 Months Ended
Dec. 31, 2013
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Vessels and Rigs under Construction and Acquisitions
6. Advances for Vessels and Drillships under Construction and Acquisitions: The amounts shown in the accompanying consolidated balance sheets include milestone payments relating to the shipbuilding contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2. As of December 31, 2012 and 2013, the movement of the advances for vessels and drillships under construction and acquisitions are set forth below:

	December 31,
	2012	2013
Balance at beginning of year	$1,027,889	$1,201,807
Advances for vessels/drillships under construction and related costs	524,511	1,279,281
Advances forfeited due to cancellation of vessels under construction	(19,939)	-
Vessels' impairment charge	-	(43,490)
Vessels/drillships delivered	(330,654)	(1,758,590)
Balance at end of year	$1,201,807	$679,008

The vessel Woolloomooloo (ex. H1637A) and Raraka (ex. H1638A) were delivered on February 6, 2012 and March 2, 2012, respectively.

On April 12, 2011, the Company concluded an order with an established Chinese shipyard for two 176,000 dwt drybulk vessels, namely hull number H1241 and H1242, for an aggregated price of $54,164 per vessel. On March 26, 2013, the Company concluded two Memoranda of Agreements with an unrelated party for the sale of the Capesize newbuildings, Hull 1241 and Hull 1242, for a sale price of $71,000 in the aggregate. An impairment loss of $31,617 in the aggregate, was recognized as a result of the reduction of the vessels' carrying amount to their fair value. In addition, an amount of $10,245 related to this agreement has been paid and included in "Contract termination fees and other" in the consolidated financial statements. On May 23, 2013 and June 17, 2013, Hull 1241 and Hull 1242, were delivered to their new owners, respectively.

On December 16, 2011, the Company placed an order for four 75,900 dwt Panamax ice class bulk vessels, namely hull number H1259, H1260, H1261 and H1262, with an established Chinese shipyard, for a price of $34,000 each. Contractual deliveries of the vessels are between the second quarter of 2014 and the fourth quarter of 2014.

In connection with OceanFreight's acquisition (Note 8), the Company acquired the orders for five Very Large Ore Carriers, or VLOCs with an established Chinese shipyard. On September 10, 2012, the vessel Fakarava was delivered to the Company while on May 23, 2013 and June 18, 2013, the Company took delivery of its newbuilding VLOC's Negonego (ex. H1229) and Rangiroa (ex. H1228), respectively. During March 2013, the Company accepted an offer from an entity affiliated with Mr. George Economou (Note 4) for the novation of the shipbuilding contracts of two VLOC under construction, Hull 1239 and Hull 1240, scheduled for delivery during the fourth quarter 2013 and the first quarter 2014, respectively. An impairment loss of $11,873 in the aggregate, was recognized, as a result of the reduction of the vessels carrying amount to their fair value. In addition, due to the novation agreements, which were signed on April 17, 2013, an amount of $18,305 has been paid and included in "Contract termination fees and other" in the consolidated financial statements.

On November 22, 2010, the Company placed an order for twelve tanker vessels (six Aframax and six Suezmax), with an established Korean shipyard, for a total consideration of $771,000. On January 18, 2011, March 23, 2011, April 29, 2011 and October 7, 2011, the Company took delivery of its newbuilding tankers Saga, Vilamoura, Daytona and Belmar, respectively. On January 3, 2012, April 25, 2012 and May 31, 2012, the Company took delivery of its newbuilding tankers Calida, Lipari and Petalidi, respectively, while on January 8, 2013, January 15, 2013 and January 31, 2013, the Company took delivery of its newbuilding tankers Alicante, Mareta and Bordeira. On December 27, 2012, the Company entered into two novation agreements with an unrelated party for the sale of the remaining two newbuilding tankers Esperona and Blanca. The total cost of $41,339, including capitalized expenses, included in "Contract termination fees and other " in the accompanying 2012 consolidated statement of operations consists mainly of the forfeiture of $19,939 in deposits (including capitalized expenses) for the acquisition of the tanker vessels already made by the Company and $10,700 in cash consideration for each newbuilding tanker.

On April 18, 2011, April, 27, 2011, June 23, 2011 and September 20, 2012, pursuant to the option contract with Samsung Heavy Industries Co Ltd. ("Samsung"), the Company's majority owned subsidiary, Ocean Rig exercised four of its six newbuilding drillship options, and entered into shipbuilding contracts for four seventh generation ultra-deepwater drillships, namely Ocean Rig Mylos, Ocean Rig Skyros, Ocean Rig Athena, and Ocean Rig Apollo for a total contractual cost of approximately $608,000, per drillship for the initial three and $622,756 for the fourth. The Ocean Rig Mylos and the Ocean Rig Skyros were delivered on August 19, 2013 and December 20, 2013, respectively, while the Ocean Rig Athena and Ocean Rig Apollo, for which the Company has paid $477,785 to the yard, are scheduled to be delivered in March 2014 and January 2015, respectively.

On August 30, 2013, Drillship Santorini Owners Inc., a wholly owned subsidiary of Ocean Rig, the Company's majority owned subsidiary, signed a contract to construct a 7th generation ultra deepwater drillship at Samsung Heavy Industries. This 7th generation drillship is a sister ship to the two drillships currently under construction at Samsung (Ocean Rig Athena and Ocean Rig Apollo), and is scheduled to be delivered to Ocean Rig in December 2015 at a cost of approximately $600 million.